Senior secured term loan facility and warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Aug. 15, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 17, 2021	May 19, 2020	Apr. 24, 2020
Disclosure of detailed information about borrowings [line items]
Cash and cash equivalents, minimum quarterly balance		$ 60,000
Gains (losses) on change in fair value of derivatives		(25,650)	$ (34,893)	$ 45,411
Convertible loans, derivatives		$ 0	37,947
Number of shares authorized (in shares)		30,753,351
Warrant Obligation, Fair Value	$ 4,000
Borrowings, Fair Value	116,000
Short-Term Borrowings		$ 12,500
Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 7,684	10,418	4,756
Minimum
Disclosure of detailed information about borrowings [line items]
Exit fee		0.00%
Facility Agreement with Deerfield Partners, L.P.
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity							$ 115,000
Borrowings		$ 120,000
Warrant Obligation, Fair Value	12,297	793
Disbursement upon completion of IPO
Disclosure of detailed information about borrowings [line items]
Borrowings						$ 65,000	65,000
Gains (losses) on change in fair value of derivatives		(15,556)	(28,003)	23,432
Disbursement upon completion of IPO | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		5,664	8,389	4,756
Disbursement upon receipt of regulatory approval for Lonca
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity					$ 50,000		50,000
Borrowings							$ 50,000
Disbursement upon receipt of regulatory approval for Lonca | Residual Loan
Disclosure of detailed information about borrowings [line items]
Interest expense on borrowings		$ 2,020	2,029	0
Disbursement upon receipt of regulatory approval for Lonca | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings			50,000
Senior Secured Term Loan Facility, Tranche One
Disclosure of detailed information about borrowings [line items]
Borrowings	120,000
Loan Agreement
Disclosure of detailed information about borrowings [line items]
Borrowings, maximum borrowing capacity	175,000
Borrowings	$ 120,000
Convertible Notes, Shares Converted	527,295
Warrants, Shares Converted, Exercise Price	$ 8.30
Loan Agreement | Maximum
Disclosure of detailed information about borrowings [line items]
Exit fee		4.00%
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Deerfield warrant obligation, change in fair value income		$ 2,962	$ 0	$ 0
Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value		995
Senior Secured Term Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		109,700
Interest expense on borrowings		5,845
Long-term loans		$ 97,200